TAXES ON INCOME (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 144,481	$ 171,410	$ 110,059
Statutory tax rate in Israel	25.00%	26.50%	26.50%
Preferred Enterprise benefits	8.90%	(6.10%)	(4.10%)
Changes in valuation allowance	1.00%	(0.40%)	(2.20%)
Earnings taxed under foreign law	(7.70%)	(4.00%)	(4.80%)
Tax settlements and other adjustments	5.80%	1.10%	(7.00%)
Other	0.40%	0.90%	0.60%
Effective tax rate	14.80%	18.00%	9.00%
Basic	$ 1.96	$ 4.35	$ 1.74
Diluted	1.92	4.22	1.69
Approved, Privileged and Preferred Enterprise [Member]
Taxes on Income [Line Items]
Basic	0.22	0.18	0.08
Diluted	$ 0.21	$ 0.17	$ 0.07